Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 13,458	$ 12,570
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	13,458
Performance share units	21,126
Financial liabilities and contractual commitments, undiscounted cash flows	34,584
Non-Derivative Financial Instrument [Member] | 2024 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	13,458
Performance share units	12,013
Financial liabilities and contractual commitments, undiscounted cash flows	25,471
Non-Derivative Financial Instrument [Member] | 2025 - 2026 [member]
Non-derivative financial liabilities
Performance share units	9,113
Financial liabilities and contractual commitments, undiscounted cash flows	$ 9,113